Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ 1,475	€ 1,877	€ (254)
Actuarial gains/(losses) arising from changes in demographic assumptions	222	(217)	(22)
Actuarial gains/(losses) arising from changes in financial assumptions	(210)	(2,963)	1,167
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	133	82	233
Total of defined benefit costs recognised in other comprehensive income	€ 1,620	€ (1,221)	€ 1,124